Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Pension Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations	$ 348,526	$ 375,222
Fair value of plan assets	(379,740)	(354,385)
Surplus deficit in plan	(31,214)	20,837
Present value of unfunded obligations	1,109	1,233
(Pension benefits) accrued benefit liabilities	(30,105)	22,070
Pension Plans US [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations	72,906
Fair value of plan assets	(54,979)
Surplus deficit in plan	17,927
Present value of unfunded obligations
(Pension benefits) accrued benefit liabilities	17,927
Pension Plans Total [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations	421,432	375,222
Fair value of plan assets	(434,719)	(354,385)
Surplus deficit in plan	(13,287)	20,837
Present value of unfunded obligations	1,109	1,233
(Pension benefits) accrued benefit liabilities	(12,178)	22,070
Other Post-employment Benefit Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus deficit in plan
Present value of unfunded obligations	22,429	21,403
(Pension benefits) accrued benefit liabilities	22,429	21,403
Other Post-employment Benefit Plans US [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus deficit in plan
Present value of unfunded obligations	4,865	4,511
(Pension benefits) accrued benefit liabilities	4,865	4,511
Other Post-employment Benefit Plans Total [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus deficit in plan
Present value of unfunded obligations	27,294	25,914
(Pension benefits) accrued benefit liabilities	$ 27,294	$ 25,914